Revenue - Disaggregated Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 232,944	$ 115,678
Americas
Disaggregation of Revenue [Line Items]
Total revenue	178,292	91,411
United States
Disaggregation of Revenue [Line Items]
Total revenue	167,462	85,891
Other Americas
Disaggregation of Revenue [Line Items]
Total revenue	10,830	5,520
Europe, Middle East, and Africa (EMEA)
Disaggregation of Revenue [Line Items]
Total revenue	54,652	24,267
Great Britain
Disaggregation of Revenue [Line Items]
Total revenue	16,910	8,607
UNITED ARAB EMIRATES
Disaggregation of Revenue [Line Items]
Total revenue	26,977	10,328
Other EMEA
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,765	$ 5,332